EXPLANATORY NOTE
Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the supplement dated December 6, 2018, for the Class I Shares of the Symmetry Panoramic International Equity Fund, a series of Symmetry Panoramic Trust, which was filed with the Securities and Exchange Commission on December 7, 2018 (Accession No. 0000898432-18-001437).